Acquisition and Disposition of Bronco Communications, LLC and Discontinued Operations (Details) (USD $)			12 Months Ended
	Jun. 30, 2014	Jun. 16, 2014	Dec. 31, 2013 Bronco Communications, LLC [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		$ 135,425	$ 5,325
Accounts receivable		370,481	53,342
Property and equipment		68,157	63,792
Total Assets		4,327,713	122,459
Accounts payable and accrued expenses		35,724	79,536
Notes payable			71,498
Total Liabilities			151,034
Goodwill	832,674		351,653
Net Assets Acquired		832,674	323,078
Fair value of common stock issued			150,116
Fair value of non-controlling interest			172,962
Fair value of net assets acquired			$ 323,078